Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Effective Income Tax Rate from Continuing Operation

Upon adoption of ASU No. 2023-09 as described in Note 2, the reconciliation of income before income taxes computed at the PRC statutory rate to the income tax expense for the year ended December 31, 2025 was as follows:

	For the year ended December 31, 2025
	Amount	Percent
Income before income taxes	$991,224

Income before income taxes computed at the PRC statutory income tax rate	247,805	25%
Foreign tax effect:
Statutory tax rate difference between Hong Kong and the PRC	(30,855)	(3.1)%
Statutory tax rate difference between Cayman and the PRC	162,668	16.4%
Statutory tax rate difference between BVI and the PRC	3,603	0.4%
Tax credit:
R&D additional deduction	(325,558)	(32.8)%
Tax at concessionary rate	(8,820)	(0.9)%
Non-taxable or non-deductible items
Tax effect of non-deductible expense	35,178	3.5%
Tax effect of non-taxable income	(30,265)	(3.1)%
Change in valuation allowances	195,245	19.7%
PRC dividend withholding tax	49,263	5.0%
Under provision in previous years	157,841	15.9%
Others	(21,710)	(2.2)%
Income tax expense	$434,395	43.8%

Per the consolidated statements of operations and comprehensive (loss) income, the income tax expenses for the Company can be reconciled to the (loss) income before income taxes for the years ended December 31, 2024 and 2023 as follows:

	For the years ended December 31,
	2024	2023
(Loss) income before taxes	$(96,795)	$3,479,476
Cayman Islands statutory income tax rate	—	—
Income tax calculated at statutory rate	—	—
Rate differences in various jurisdictions	1,082,355	487,611
Tax effect of non-taxable income	(1,122,273)	(1,564)
R&D additional deduction	(198,766)	(287,423)
Tax effect of non-deductible expenditure	311,177	192,798
Change in deferred income tax allowance	117,607	120,664
PRC dividend withholding tax	339,590	121,113
Deferred income tax recovery	(265,469)	(186,300)
Income tax expenses	$264,221	$446,899

Schedule of Income Taxes

Income taxes for the years ended December 31, 2025, 2024 and 2023 are attributed to the Company consisting of:

	For the years ended December 31,
	2025	2024	2023
Current income tax - PRC	$239,195	$190,100	$512,086
Deferred income tax - PRC	(70,048)	(265,469)	(186,300)
Deferred income tax - HK	215,985	—	—
PRC dividend withholding tax - HK	49,263	339,590	121,113
Income tax expenses	$434,395	$264,221	$446,899

Schedule of Tax Effects of Temporary Differences

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2025 and 2024 are presented below:

	As of December 31,
	2025	2024
Deferred tax assets
Tax loss	$477,825	$283,630
Allowance for expected credit losses	297,132	310,139
Decelerated tax depreciation for HK	—	1,153
Refundable liability	10,417	54,566
Inventory provision	242,143	187,108
Unrealized fair value changes in short-term investments	74,237	—
Less: valuation allowance	(478,875)	(283,630)
Total	$622,879	$552,966
	As of December 31,
	2025	2024
Deferred tax liabilities
Accelerated tax depreciation for the PRC	$136,297	$153,380
Accelerated tax depreciation for HK	2,200	—
Undistributed earnings of PRC subsidiary	—	23,050
Unrealized fair value changes in short-term investments	234,445	—
Total	$372,942	$176,430